SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net loss, as adjusted	$ (96,000,000)	$ (114,000,000)	$ (483,000,000)	$ (618,000,000)	$ 134,000,000
Denominator:
Weighted average shares outstanding, basic	44,413,972	36,000,000	37,406,171	36,000,000	36,000,000
Weighted average shares outstanding, diluted	44,413,972	36,000,000	37,406,171	36,000,000	37,102,120
Basic net income (loss) per common share	$ (2.15)	$ (3.16)	$ (12.91)	$ (17.18)	$ 3.72
Diluted net income (loss) per common share	$ (2.15)	$ (3.16)	$ (12.91)	$ (17.18)	$ 3.61
Class A ordinary shares | Apollo Strategic Growth Capital
Numerator:
Allocation of net loss, as adjusted	$ (4,261,175)	$ 16,226,517	$ 4,959,912	$ (9,780,661)
Denominator:
Weighted average shares outstanding, basic	81,681,000	81,681,000	81,681,000	18,828,526
Weighted average shares outstanding, diluted	81,681,000	81,681,000	81,681,000	18,828,526
Basic net income (loss) per common share	$ (0.05)	$ 0.20	$ 0.06	$ (0.52)
Diluted net income (loss) per common share	$ (0.05)	$ 0.20	$ 0.06	$ (0.52)
Class B ordinary shares | Apollo Strategic Growth Capital
Numerator:
Allocation of net loss, as adjusted	$ (1,065,294)	$ 4,056,629	$ 1,239,978	$ (9,861,099)
Denominator:
Weighted average shares outstanding, basic	20,420,250	20,420,250	20,420,250	18,983,377	18,750,000
Weighted average shares outstanding, diluted	20,420,250	20,420,250	20,420,250	18,983,377	18,750,000
Basic net income (loss) per common share	$ (0.05)	$ 0.20	$ 0.06	$ (0.52)	$ 0.00
Diluted net income (loss) per common share	$ (0.05)	$ 0.20	$ 0.06	$ (0.52)	$ 0.00